Net Loss Per Share - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	313,239,054	220,248,322
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	284,044,974	160,139,359
Restricted shares units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	29,194,080	60,108,963